PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.4%
Aerospace & Defense 3.2%
General Electric Co.	14,200	$2,586,672
L3Harris Technologies, Inc.	7,400	1,822,250
Lockheed Martin Corp.	2,000	1,058,820
Northrop Grumman Corp.	600	293,790
RTX Corp.	25,201	3,070,238
		8,831,770
Air Freight & Logistics 0.3%
FedEx Corp.	900	272,403
United Parcel Service, Inc. (Class B Stock)	3,800	515,736
		788,139
Automobile Components 0.5%
BorgWarner, Inc.	38,000	1,304,160
Automobiles 0.9%
General Motors Co.	43,696	2,429,061
Banks 5.2%
Bank of America Corp.	39,411	1,872,417
Bank OZK	12,100	604,637
JPMorgan Chase & Co.	28,864	7,207,918
M&T Bank Corp.	1,046	230,109
Midland States Bancorp, Inc.	1,100	29,535
U.S. Bancorp	3,909	208,311
Wells Fargo & Co.	50,832	3,871,873
Zions Bancorp NA	4,200	254,184
		14,278,984
Beverages 0.3%
Molson Coors Beverage Co. (Class B Stock)	11,282	700,161
Biotechnology 3.6%
AbbVie, Inc.	6,200	1,134,166
Alnylam Pharmaceuticals, Inc.*	5,000	1,265,350
Amgen, Inc.	500	141,435
Biogen, Inc.*	600	96,378
CareDx, Inc.*	5,800	142,332
Catalyst Pharmaceuticals, Inc.*	21,700	478,919

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Exelixis, Inc.*	23,300	$849,518
Gilead Sciences, Inc.	28,300	2,620,014
Incyte Corp.*	6,500	484,835
Kiniksa Pharmaceuticals International PLC*	7,200	158,976
Natera, Inc.*	700	117,446
Regeneron Pharmaceuticals, Inc.*	1,900	1,425,418
United Therapeutics Corp.*	2,000	740,980
Vertex Pharmaceuticals, Inc.*	300	140,439
		9,796,206
Broadline Retail 0.1%
Dillard’s, Inc. (Class A Stock)	300	132,936
Nordstrom, Inc.	9,700	220,287
		353,223
Building Products 0.4%
Apogee Enterprises, Inc.	1,600	134,736
Builders FirstSource, Inc.*	2,900	540,763
Trane Technologies PLC	1,100	457,842
		1,133,341
Capital Markets 5.2%
Affiliated Managers Group, Inc.	800	150,032
Bank of New York Mellon Corp. (The)	29,510	2,415,984
Goldman Sachs Group, Inc. (The)	4,990	3,036,764
Janus Henderson Group PLC	33,600	1,521,408
Morgan Stanley	19,962	2,627,199
Northern Trust Corp.	1,300	144,508
Raymond James Financial, Inc.	6,200	1,049,536
S&P Global, Inc.	600	313,506
State Street Corp.	20,618	2,031,079
Virtu Financial, Inc. (Class A Stock)	24,300	906,633
		14,196,649
Chemicals 1.7%
CF Industries Holdings, Inc.	9,300	833,838
DuPont de Nemours, Inc.	17,100	1,429,389

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC	2,000	$921,980
LyondellBasell Industries NV (Class A Stock)	18,074	1,506,287
		4,691,494
Commercial Services & Supplies 0.7%
Cimpress PLC (Ireland)*	6,000	481,800
Deluxe Corp.	5,800	134,386
Interface, Inc.	20,500	544,275
Steelcase, Inc. (Class A Stock)	50,200	676,194
		1,836,655
Communications Equipment 0.7%
Cisco Systems, Inc.	31,300	1,853,273
F5, Inc.*	600	150,210
		2,003,483
Construction & Engineering 0.1%
Everus Construction Group, Inc.*	2,425	154,375
Consumer Finance 1.8%
American Express Co.	4,200	1,279,656
PROG Holdings, Inc.	10,100	491,466
SLM Corp.	40,000	1,095,200
Synchrony Financial	30,100	2,032,352
		4,898,674
Consumer Staples Distribution & Retail 2.1%
Kroger Co. (The)	34,700	2,119,476
Walmart, Inc.	39,256	3,631,180
		5,750,656
Containers & Packaging 0.3%
Silgan Holdings, Inc.	13,600	782,408
Diversified Consumer Services 0.4%
ADT, Inc.	150,700	1,148,334

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.5%
AT&T, Inc.	143,903	$3,332,794
Verizon Communications, Inc.	78,916	3,499,136
		6,831,930
Electric Utilities 1.1%
Exelon Corp.	30,041	1,188,422
NextEra Energy, Inc.	3,300	259,611
NRG Energy, Inc.	16,400	1,666,404
		3,114,437
Electrical Equipment 1.3%
Acuity Brands, Inc.	2,100	673,449
Eaton Corp. PLC	300	112,626
Emerson Electric Co.	16,500	2,187,900
EnerSys	7,500	724,950
		3,698,925
Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.*	5,200	624,832
Coherent Corp.*	8,700	871,392
ScanSource, Inc.*	5,300	267,173
		1,763,397
Entertainment 2.0%
Electronic Arts, Inc.	5,900	965,653
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,800	131,436
Netflix, Inc.*	900	798,129
Playtika Holding Corp.	79,900	672,758
Walt Disney Co. (The)	24,900	2,925,003
		5,492,979
Financial Services 4.9%
Berkshire Hathaway, Inc. (Class B Stock)*	16,198	7,823,958
Euronet Worldwide, Inc.*	1,300	136,669
Fidelity National Information Services, Inc.	1,900	162,070
Jackson Financial, Inc. (Class A Stock)	6,500	651,235
MGIC Investment Corp.	55,200	1,449,552

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
PayPal Holdings, Inc.*	32,400	$2,811,348
Voya Financial, Inc.	4,400	365,200
		13,400,032
Food Products 1.6%
Dole PLC	57,700	869,539
General Mills, Inc.	3,100	205,406
Ingredion, Inc.	11,200	1,650,208
Pilgrim’s Pride Corp.*	32,600	1,682,486
		4,407,639
Gas Utilities 0.9%
MDU Resources Group, Inc.	9,700	194,388
National Fuel Gas Co.	25,000	1,599,250
UGI Corp.	24,800	753,176
		2,546,814
Ground Transportation 0.0%
Norfolk Southern Corp.	400	110,340
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	14,200	1,686,534
Becton, Dickinson & Co.	2,600	576,940
Medtronic PLC	11,606	1,004,383
ResMed, Inc.	2,500	622,550
Solventum Corp.*	800	57,208
		3,947,615
Health Care Providers & Services 5.0%
Cardinal Health, Inc.	12,900	1,576,896
Cencora, Inc.	1,100	276,705
Centene Corp.*	14,600	876,000
Cigna Group (The)	6,749	2,279,812
HCA Healthcare, Inc.	3,900	1,276,158
McKesson Corp.	900	565,650
Tenet Healthcare Corp.*	10,300	1,469,604

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	6,600	$4,027,320
Universal Health Services, Inc. (Class B Stock)	6,900	1,414,500
		13,762,645
Hotel & Resort REITs 0.2%
Park Hotels & Resorts, Inc.	42,200	656,210
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp.	2,500	184,625
Dave & Buster’s Entertainment, Inc.*(a)	5,600	220,192
El Pollo Loco Holdings, Inc.*	43,300	550,776
McDonald’s Corp.	2,427	718,416
Royal Caribbean Cruises Ltd.	9,900	2,416,194
Travel + Leisure Co.	27,900	1,558,773
		5,648,976
Household Durables 1.0%
Lennar Corp. (Class A Stock)	8,981	1,566,197
Toll Brothers, Inc.	7,300	1,205,741
		2,771,938
Household Products 0.7%
Procter & Gamble Co. (The)	10,972	1,966,841
Industrial Conglomerates 0.7%
3M Co.	15,100	2,016,303
Insurance 4.4%
Allstate Corp. (The)	2,900	601,431
American International Group, Inc.	1,385	106,479
Arch Capital Group Ltd.	5,000	503,600
Assurant, Inc.	800	181,680
Axis Capital Holdings Ltd.	17,100	1,590,984
Chubb Ltd.	900	259,857
CNA Financial Corp.	6,700	337,948
CNO Financial Group, Inc.	17,100	682,290
Fidelis Insurance Holdings Ltd. (United Kingdom)	33,200	681,596
Globe Life, Inc.	7,500	834,300
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,900	436,932

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	15,500	$1,911,305
Travelers Cos., Inc. (The)	8,414	2,238,460
Universal Insurance Holdings, Inc.	2,600	58,838
Unum Group	21,300	1,637,970
		12,063,670
Interactive Media & Services 0.3%
Alphabet, Inc. (Class A Stock)	300	50,685
Meta Platforms, Inc. (Class A Stock)	1,200	689,184
		739,869
IT Services 2.4%
Accenture PLC (Ireland) (Class A Stock)	2,900	1,050,873
Amdocs Ltd.	9,600	832,512
Cognizant Technology Solutions Corp. (Class A Stock)	22,800	1,835,172
DXC Technology Co.*	4,200	94,500
GoDaddy, Inc. (Class A Stock)*	5,100	1,007,607
International Business Machines Corp.	7,500	1,705,575
Twilio, Inc. (Class A Stock)*	1,400	146,356
		6,672,595
Life Sciences Tools & Services 3.1%
Avantor, Inc.*	21,300	448,578
Bio-Techne Corp.	4,400	331,584
Danaher Corp.	11,800	2,828,342
IQVIA Holdings, Inc.*	2,600	522,184
Mettler-Toledo International, Inc.*	200	250,240
Thermo Fisher Scientific, Inc.	5,800	3,071,854
Waters Corp.*	2,700	1,038,744
		8,491,526
Machinery 2.7%
Allison Transmission Holdings, Inc.	14,500	1,718,250
Caterpillar, Inc.	4,600	1,868,106
Cummins, Inc.	5,500	2,062,720
Parker-Hannifin Corp.	900	632,610

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Trinity Industries, Inc.	8,100	$305,370
Westinghouse Air Brake Technologies Corp.	4,400	882,728
		7,469,784
Marine Transportation 0.2%
Costamare, Inc. (Monaco)	50,700	669,240
Media 2.6%
Charter Communications, Inc. (Class A Stock)*	5,500	2,183,307
Comcast Corp. (Class A Stock)(a)	78,382	3,385,319
Fox Corp. (Class A Stock)	8,100	381,672
Fox Corp. (Class B Stock)	17,200	769,356
Nexstar Media Group, Inc.	3,300	562,947
		7,282,601
Metals & Mining 0.8%
Steel Dynamics, Inc.	14,800	2,149,996
SunCoke Energy, Inc.	10,900	135,814
		2,285,810
Mortgage Real Estate Investment Trusts (REITs) 0.6%
PennyMac Mortgage Investment Trust	10,300	139,977
Rithm Capital Corp.	127,850	1,438,312
TPG RE Finance Trust, Inc.	15,100	137,863
		1,716,152
Multi-Utilities 0.2%
Consolidated Edison, Inc.	1,600	160,944
Dominion Energy, Inc.	8,100	475,875
		636,819
Oil, Gas & Consumable Fuels 4.2%
Cheniere Energy, Inc.	2,100	470,421
Chevron Corp.	9,138	1,479,717
ConocoPhillips	15,915	1,724,231
EOG Resources, Inc.	16,300	2,172,138
Exxon Mobil Corp.	35,071	4,136,975
Marathon Petroleum Corp.	3,840	599,616

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.	4,000	$181,680
Teekay Corp. Ltd. (Bermuda)*	35,100	259,038
Valero Energy Corp.	4,300	598,044
		11,621,860
Passenger Airlines 2.3%
Alaska Air Group, Inc.*	21,400	1,125,640
Delta Air Lines, Inc.	31,200	1,991,184
SkyWest, Inc.*	5,900	676,966
Sun Country Airlines Holdings, Inc.*	9,900	142,461
United Airlines Holdings, Inc.*	24,100	2,333,603
		6,269,854
Personal Care Products 0.2%
Edgewell Personal Care Co.	13,500	493,830
Pharmaceuticals 5.1%
Amneal Pharmaceuticals, Inc.*	16,800	138,936
Bristol-Myers Squibb Co.	50,300	2,978,766
Jazz Pharmaceuticals PLC*	9,100	1,106,469
Johnson & Johnson	18,920	2,932,789
Merck & Co., Inc.	6,100	620,004
Organon & Co.	54,700	868,089
Pfizer, Inc.	111,886	2,932,532
Phibro Animal Health Corp. (Class A Stock)	7,000	163,590
Royalty Pharma PLC (Class A Stock)	35,700	951,762
Zoetis, Inc.	8,100	1,419,525
		14,112,462
Professional Services 0.1%
Genpact Ltd.	8,200	378,512
Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	13,000	1,819,870
Jones Lang LaSalle, Inc.*	5,200	1,459,120
		3,278,990

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 0.3%
Simon Property Group, Inc.	3,900	$716,040
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	5,400	943,434
Cirrus Logic, Inc.*	11,600	1,211,620
KLA Corp.	200	129,406
Lam Research Corp.	9,300	687,084
Micron Technology, Inc.	11,800	1,155,810
MKS Instruments, Inc.	600	68,184
NVIDIA Corp.	5,000	691,250
ON Semiconductor Corp.*(a)	10,200	725,424
QUALCOMM, Inc.	9,600	1,521,888
Texas Instruments, Inc.	1,600	321,648
		7,455,748
Software 3.7%
ACI Worldwide, Inc.*	3,800	215,916
Consensus Cloud Solutions, Inc.*	13,000	324,350
DocuSign, Inc.*	6,700	533,923
Dropbox, Inc. (Class A Stock)*	37,700	1,042,782
Fortinet, Inc.*	18,100	1,720,405
Gen Digital, Inc.	27,000	832,950
Olo, Inc. (Class A Stock)*	15,800	115,182
OneSpan, Inc.*	13,700	248,244
Oracle Corp.	3,000	554,520
Progress Software Corp.	10,200	697,782
Salesforce, Inc.	6,100	2,012,939
Zoom Video Communications, Inc. (Class A Stock)*	22,500	1,860,525
		10,159,518
Specialized REITs 0.6%
Crown Castle, Inc.	8,000	850,000
EPR Properties	12,600	571,662
National Storage Affiliates Trust	3,100	139,810
Outfront Media, Inc.	7,900	151,759
		1,713,231
Specialty Retail 1.2%
Best Buy Co., Inc.	5,100	459,000

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)	67,900	$1,646,575
Lowe’s Cos., Inc.	500	136,215
Penske Automotive Group, Inc.	2,400	399,696
Ross Stores, Inc.	2,800	433,636
Sally Beauty Holdings, Inc.*	7,400	103,082
		3,178,204
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	2,300	545,859
Dell Technologies, Inc. (Class C Stock)	8,800	1,122,792
Hewlett Packard Enterprise Co.	102,463	2,174,265
HP, Inc.	50,100	1,775,043
NetApp, Inc.	12,300	1,508,472
		7,126,431
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.*	9,200	971,520
G-III Apparel Group Ltd.*	8,000	237,040
PVH Corp.	7,800	845,286
		2,053,846
Tobacco 2.2%
Altria Group, Inc.	45,200	2,609,848
Philip Morris International, Inc.	26,543	3,531,812
		6,141,660
Trading Companies & Distributors 0.5%
United Rentals, Inc.	1,700	1,472,200
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	11,200	2,765,728

Total Common Stocks (cost $208,024,567)		274,180,974

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF (cost $693,503)	4,200	$839,118

Total Long-Term Investments (cost $208,718,070)		275,020,092

Short-Term Investments 0.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	634,385	634,385
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $1,589,074; includes $1,588,050 of cash collateral for securities on loan)(b)(wb)	1,590,029	1,589,074

Total Short-Term Investments (cost $2,223,459)		2,223,459

TOTAL INVESTMENTS 100.5% (cost $210,941,529)		277,243,551
Liabilities in excess of other assets (0.5)%		(1,496,228)

Net Assets 100.0%		$275,747,323

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,571,016; cash collateral of $1,588,050 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).